Segment information - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	[1]	£ 12,002.8	£ 13,234.1	[2]	£ 13,046.7	[2]
Headline operating profit	[3]	1,260.5	1,560.6		1,651.2
Non-current assets	[4]	11,962.9	15,638.8	[2]
North America [member]
Disclosure of geographical areas [line items]
Revenue	[1],[5]	4,464.9	4,854.7		4,851.7
Revenue less pass-through costs	[6]	3,743.4	4,034.3		4,059.7
Headline operating profit	[3]	611.9	662.0		710.6
Non-current assets	[4],[7]	4,962.1	6,812.6	[2]
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	[1]	1,637.0	1,797.1		1,785.6
Revenue less pass-through costs	[5],[6]	1,233.8	1,390.1		1,393.8
Headline operating profit	[3],[5]	137.7	188.5		179.6
Non-current assets	[4]	1,488.7	1,743.3	[2]
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue	[1]	2,441.6	2,628.8		2,589.6
Revenue less pass-through costs	[6]	2,019.4	2,176.4		2,182.9
Headline operating profit	[3]	198.7	261.5		289.4
Non-current assets	[4]	2,745.0	3,417.2	[2]
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue	[1]	3,459.3	3,953.5		3,819.8
Revenue less pass-through costs	[6]	2,765.4	3,245.7		3,239.3
Headline operating profit	[3]	312.2	448.6		£ 471.6
Non-current assets	[4]	£ 2,767.1	£ 3,665.7	[2]

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated as described in the accounting policies.
[3]	A reconciliation from operating profit to headline operating profit is provided in note 31.
[4]	Non-current assets excluding financial instruments and deferred tax.
[5]	North America includes the United States with revenue of £4,216.1 million (2019: £4,576.5 million, 2018: £4,576.1 million), revenue less pass-through costs of £3,524.8 million (2019: £3,806.3 million, 2018: £3,836.0 million) and headline operating profit of £563.7 million (2019: £620.6 million, 2018: £674.4 million).
[6]	Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
[7]	North America includes the United States with non-current assets of £4,609.0 million (2019: £6,354.7 million).